Inventories - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Inventories [Abstract]
Cost of goods sold to write-down certain inventories	$ 19	$ 0	$ 41	$ 31